MARKETABLE SECURITIES AND FAIR VALUE MEASUREMENTS - Liability Measured at Estimated Fair Value (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Warrant conversion	$ (782)
Warrant Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, beginning	0
Additions during the year ended December 31, 2021	1,288
Warrant conversion	(782)
Change in valuation	(384)
Balance, ending	$ 122